Note 14 - Subsequent Events (Details Textual)		3 Months Ended		12 Months Ended
	Oct. 30, 2025 $ / shares	Dec. 22, 2025 CAD ($) shares	Dec. 22, 2025 USD ($) shares	Sep. 30, 2025 CAD ($) $ / shares shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 CAD ($) $ / shares	Sep. 30, 2023 CAD ($)
Statement Line Items [Line Items]
Proceeds from issuing shares | $				$ 82,097,564		$ 900,000	$ 1,217,500
Increase (decrease) in number of shares for options exercised (in shares)				155,700	155,700
Proceeds from exercise of options | $				$ 1,340,850		$ 0	$ 0
Number of share options granted in share-based payment arrangement				231,000	231,000	130,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares				$ 35.48		$ 1.84
ATM Program shares [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares)				546,700	546,700
Proceeds from issuing shares				$ 33,468,601	$ 24,225,667
Potential ordinary share transactions [member] | Share options [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares for options exercised (in shares)		1,400	1,400
Proceeds from exercise of options | $		$ 8,750
Number of share options granted in share-based payment arrangement	43,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares	$ 54.47
Vesting percentage, first anniversary of grant date	25.00%
Vesting percentage, second anniversary of grant date	25.00%
Vesting percentage, third anniversary of grant date	25.00%
Vesting percentage, fourth anniversary of grant date	25.00%
Potential ordinary share transactions [member] | ATM Program shares [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares)		149,972	149,972
Proceeds from issuing shares		$ 13,480,685	$ 9,629,061